Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies
a) The Partnership consolidates certain variable interest entities (or VIEs). In general, a variable interest entity is a corporation, partnership, limited-liability company, trust or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. A party that is a variable interest holder is required to consolidate a VIE if it has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.
In July 2008, the Skaugen Multigas Subsidiaries signed contracts for the purchase of the Skaugen Multigas Carriers from Skaugen. The Partnership agreed to acquire the Skaugen Multigas Subsidiaries from Teekay Corporation upon delivery of the vessels. Each vessel is scheduled to commence service under 15-year, fixed-rate charters to Skaugen upon delivery. Subsequent to July 2008 and prior to the delivery of the vessels, the Partnership has consolidated the Skaugen Multigas Subsidiaries as they are VIEs and the Partnership is the primary beneficiary during this period. The delivery of the first Skaugen Multigas Carrier and the Partnership’s acquisition of the first Skaugen Multigas Subsidiary was on June 15, 2011. The remaining vessel is expected to be delivered in late 2011 for a total cost of approximately $55 million.
The following table summarizes the balance sheets of the second Skaugen Multigas Subsidiary as at June 30, 2011 and the Skaugen Multigas Subsidiaries as at December 31, 2010:

	June 30,	December 31,
	2011	2010
	$	$
ASSETS
Vessels and equipment
Advances on newbuilding contracts	40,835	79,535
Other assets	326	651

Total assets	41,161	80,186

LIABILITIES AND DEFICIT
Accrued liabilities and other	56	587
Advances from affiliates	41,110	79,612

Total liabilities	41,166	80,199
Total deficit	(5)	(13)

Total liabilities and total deficit	41,161	80,186

The assets and liabilities of the Skaugen Multigas Subsidiaries are reflected in the Partnership’s financial statements at historical cost as the Partnership and the VIEs are under common control. The Partnership’s maximum exposure to loss as of June 30, 2011, as a result of its commitment to purchase Teekay Corporation’s interests in the second Skaugen Multigas Subsidiary, is limited to the purchase price of its interest in the undelivered vessel, which is expected to be approximately $55 million. The assets of the second Skaugen Multigas Subsidiary cannot be used by the Partnership and the creditors of the second Skaugen Multigas Subsidiary have no recourse to the general credit of the Partnership.
b) The Partnership has an agreement to acquire an LPG carrier from Skaugen upon delivery for approximately $33.0 million. This vessel is expected to be delivered in late 2011 and upon delivery, the vessel will be chartered to Skaugen at fixed rates for a period of 15 years.
c) In December 2007, a consortium in which Teekay Corporation has a 33% ownership interest agreed to charter four newbuilding 160,400-cubic meter LNG carriers for a period of 20 years to the Angola LNG Project. The consortium entered into agreements to construct the four LNG carriers at a total cost of approximately $906.0 million (of which Teekay Corporation’s 33% portion is $299.0 million), excluding capitalized interest. As at June 30, 2011, payments made towards these commitments by the joint venture companies totaled $339.7 million (of which Teekay Corporation’s 33% contribution was $112.1 million), excluding capitalized interest and other miscellaneous construction costs. As at June 30, 2011, the remaining payments required to be made under these contracts were $430.4 million (remainder of 2011) and $135.9 million (2012), of which the Teekay Corporation’s share is 33% of these amounts. The vessels will be chartered at fixed rates, with inflation adjustments, commencing in late August 2011 and first quarter of 2012 upon deliveries of the vessels. In March 2011, the Partnership agreed to acquire Teekay Corporation’s 33% ownership interest in these vessels and related charter contracts for a total equity purchase price of approximately $73 million (net of assumed debt in the amount of approximately $258 million) subject to adjustment based on actual costs incurred at the time of delivery. It was determined that these vessel companies are VIEs; however, the Partnership is not the primary beneficiary.